Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

April 30, 2023

Dates Covered
Collections Period	04/01/23 - 04/30/23
Interest Accrual Period	04/17/23 - 05/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/23	543,684,929.73	27,782
Yield Supplement Overcollateralization Amount 03/31/23	16,373,818.10	0
Receivables Balance 03/31/23	560,058,747.83	27,782
Principal Payments	19,968,943.43	1,044
Defaulted Receivables	437,386.82	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/23	15,496,716.04	0
Pool Balance at 04/30/23	524,155,701.54	26,717

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.97%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,905,861.36	305
Past Due 61-90 days	1,999,251.79	79
Past Due 91-120 days	230,545.07	9
Past Due 121+ days	0.00	0
Total	10,135,658.22	393

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.88%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	487,993.63
Aggregate Net Losses/(Gains) - April 2023	(50,606.81)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.11%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	0.32%
Third Prior Net Losses/(Gains) Ratio	0.20%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.30%

Overcollateralization Target Amount	6,027,790.57
Actual Overcollateralization	6,027,790.57
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	48.73

Flow of Funds	$ Amount
Collections	22,342,866.66
Investment Earnings on Cash Accounts	12,185.43
Servicing Fee	(466,715.62)
Transfer to Collection Account	-
Available Funds	21,888,336.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	654,406.45
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,276,851.50
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,027,790.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,847,430.45

Total Distributions of Available Funds	21,888,336.47

Servicing Fee	466,715.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 04/17/23	537,432,553.04
Principal Paid	19,304,642.07
Note Balance @ 05/15/23	518,127,910.97

Class A-1
Note Balance @ 04/17/23	0.00
Principal Paid	0.00
Note Balance @ 05/15/23	0.00
Note Factor @ 05/15/23	0.0000000%

Class A-2
Note Balance @ 04/17/23	110,702,553.04
Principal Paid	19,304,642.07
Note Balance @ 05/15/23	91,397,910.97
Note Factor @ 05/15/23	29.8900880%

Class A-3
Note Balance @ 04/17/23	305,780,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	305,780,000.00
Note Factor @ 05/15/23	100.0000000%

Class A-4
Note Balance @ 04/17/23	79,150,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	79,150,000.00
Note Factor @ 05/15/23	100.0000000%

Class B
Note Balance @ 04/17/23	27,870,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	27,870,000.00
Note Factor @ 05/15/23	100.0000000%

Class C
Note Balance @ 04/17/23	13,930,000.00
Principal Paid	0.00
Note Balance @ 05/15/23	13,930,000.00
Note Factor @ 05/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	736,263.95
Total Principal Paid	19,304,642.07
Total Paid	20,040,906.02

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	106,089.95
Principal Paid	19,304,642.07
Total Paid to A-2 Holders	19,410,732.02

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7946638
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.8358702
Total Distribution Amount	21.6305340

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3469486
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.1324549
Total A-2 Distribution Amount	63.4794035

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	687.75
Noteholders' Principal Distributable Amount	312.25

Account Balances	$ Amount
Reserve Account
Balance as of 04/17/23	2,322,098.97
Investment Earnings	8,981.72
Investment Earnings Paid	(8,981.72)
Deposit/(Withdrawal)	-
Balance as of 05/15/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,151,063.57	$3,367,949.00	$3,132,790.38
Number of Extensions	116	130	118
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.58%	0.52%